Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands		Total	Convertible Preferred Stock [Member] Series H-1 Preferred Stock [Member]	Convertible Preferred Stock [Member] Series H-2 Preferred Stock [Member]	Convertible Preferred Stock [Member] Series G Preferred Stock [Member]	Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Convertible Redeemable Preferred Stock [Member] Series G Preferred Stock [Member]	Common Stock [Member]
Beginning balance at Dec. 31, 2012		$ (1,758)						$ 2	$ 69,945	$ (71,792)	$ 4,941	$ 87
Beginning balance, shares at Dec. 31, 2012						300		2,000			5,000	87,389
Issuance of common stock
For cash, net of issuance costs		3,381							3,343			$ 38
Issuance of common stock from conversion of preferred stock								$ (2)	(6)			8
For services		240							239			$ 1
For services, shares												840
Issuance of common stock from conversion of preferred stock, shares								(2,000)				8,000
For cash, net of issuance costs, shares					178							37,991
From exercises of warrants, net of commissions		2,700							2,683			$ 17
From exercise of warrants, commissions		98			$ 98							16,955
Stock-based compensation		1,693							1,693
Net loss		(10,479)								(10,479)
For cash, net of issuance costs		3,381							3,343			$ 38
From exercises of warrants, net of commissions, shares					0	0	0	0			0	0
For cash, net of issuance costs, shares					178							37,991
For services		240							239			$ 1
For services, shares												840
Issuance of common stock from conversion of preferred stock								$ (2)	(6)			$ 8
Issuance of common stock from conversion of preferred stock, shares								(2,000)				8,000
Ending balance (Previously Reported [Member]) at Dec. 31, 2013									77,897			$ 151
Ending balance at Dec. 31, 2013		(4,223)				$ 0			78,047	(82,271)	$ 4,941	$ 1
Ending balance, shares (Previously Reported [Member]) at Dec. 31, 2013	[1]											151,175
Ending balance, shares at Dec. 31, 2013						300					5,000	1,008	[1]
Issuance of common stock
For cash, net of issuance costs | Previously Reported [Member]									3,573			$ 27
For cash, net of issuance costs		3,600							3,600
Issuance of common stock from conversion of preferred stock | Previously Reported [Member]												9
For services | Previously Reported [Member]									190			$ 1
For services		191							$ 191
For services, shares | Previously Reported [Member]	[1]											1,096
For services, shares	[1]											7
Issuance of common stock from conversion of preferred stock, shares | Previously Reported [Member]									(9)			9,000	[1]
Issuance of common stock from conversion of preferred stock, shares			(1)									60	[1]
For cash, net of issuance costs, shares | Previously Reported [Member]	[1]											27,598
For cash, net of issuance costs, shares	[1]											184
From exercises of warrants, amount | Previously Reported [Member]									$ 438			$ 6
From exercises of warrants, amount		444							444
Issuance of preferred stock, shares | Previously Reported [Member]				1
Issuance of preferred stock, shares			2
For warrant exchange, net of issuance costs | Previously Reported [Member]									6,383			45
For warrant exchange, net of issuance costs		6,428							6,427			1
Stock-based compensation		1,418							1,418
Waiver of redemption feature for Series G preferred stock		4,941			$ 5				4,936		$ (4,941)
Net loss		(12,478)								(12,478)
For cash, net of issuance costs | Previously Reported [Member]									3,573			$ 27
For cash, net of issuance costs		3,600							3,600
For cash, net of issuance costs, shares | Previously Reported [Member]	[1]											27,598
For cash, net of issuance costs, shares	[1]											184
For services | Previously Reported [Member]									190			$ 1
For services		191							191
For services, shares | Previously Reported [Member]	[1]											1,096
For services, shares	[1]											7
From exercises of warrants, amount | Previously Reported [Member]									438			$ 6
From exercises of warrants, amount		444							444
From exercises of warrants, shares | Previously Reported [Member]	[1]											5,894
From exercises of warrants, shares	[1]											39
For warrant exchange, net of issuance costs, shares | Previously Reported [Member]	[1]											44,666
For warrant exchange, net of issuance costs, shares	[1]											298
For warrant exchange, net of issuance costs | Previously Reported [Member]									6,383			$ 45
For warrant exchange, net of issuance costs		6,428							6,427			1
Issuance of preferred stock		0	$ 0	$ 0					$ 0	0
Issuance of preferred stock, shares | Previously Reported [Member]				1
Issuance of preferred stock, shares			2
Issuance of common stock from conversion of preferred stock | Previously Reported [Member]												$ 9
Issuance of common stock from conversion of preferred stock, shares | Previously Reported [Member]									(9)			9,000	[1]
Issuance of common stock from conversion of preferred stock, shares			(1)									60	[1]
Waiver of redemption feature for Series G preferred stock		4,941			$ 5				$ 4,936		$ (4,941)
Waiver of redemption feature for Series G preferred stock, shares					5,000						(5,000)
Ending balance (Previously Reported [Member]) at Dec. 31, 2014									94,826			$ 239,429	[1]
Ending balance at Dec. 31, 2014		321			$ 5				95,063	(94,749)		$ 2
Ending balance, shares (Previously Reported [Member]) at Dec. 31, 2014												239
Ending balance, shares at Dec. 31, 2014			1		5,000	300						1,596	[1]
Issuance of common stock
For services		54							54
For services, shares	[1]											6
Issuance of common stock from conversion of preferred stock, shares			1									162	[1]
From exercises of warrants, amount		612							612
Warrant modification		40							40
Stock-based compensation		342							342
Net loss		(564)								(564)
For services		54							54
For services, shares	[1]											6
From exercises of warrants, amount		612							612
From exercises of warrants, shares	[1]											64
Issuance of common stock from conversion of preferred stock, shares			1									162	[1]
Warrant modification		40							40
Ending balance at Jun. 30, 2015		$ 805			$ 5				$ 96,111	$ (95,313)		$ 2
Ending balance, shares at Jun. 30, 2015					5,000	300						1,828	[1]

[1]	See Note 1, "Reverse Stock Split"